Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases

A summary of supplemental information related to operating leases as of the fiscal year ended December 31, 2024 and the six months ended June 30, 2025 was as follows:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Operating lease right-of-use assets, net	16,205	12,003	1,676
Operating lease liabilities, current	1,843	981	137
Operating lease liabilities, non-current	4,137	2,933	409
Weighted average remaining lease terms	3.22 years	2.72 years	2.72 years
Weighted average discount rate	4.64%	3.95%	3.95%

A summary of supplemental information related to operating leases as of December 31, 2022, 2023, and 2024 was as follows:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating lease right-of-use assets, net	19,250	21,656	16,205	2,220
Operating lease liabilities, current	1,696	1,750	1,843	252
Operating lease liabilities, non-current	4,789	5,980	4,137	567
Weighted average remaining lease terms	3.79 years	3.56 years	3.22 years
Weighted average discount rate	4.41%	4.36%	4.64%

Cashflow information related to leases consists of the following:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	6,603	4,698	-	-
Derecognition of right-of use-assets	7,408	-	-	-
Derecognition of lease liabilities	5,658	-	-	-

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of June 30, 2025 were as follows:

As of June 30, 2025
RMB
(Unaudited)
FY2025	1,137
FY2026	2,028
FY2027	1,246
FY2028	779
FY2029	465
FY2030	319
FY2031	-
Total future lease payment	5,974
less: imputed interest	(2,060)
Represent value of future lease payments(i)	3,914

(i)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB981 (US$137) and RMB2,933 (US$409) as of June 30, 2025.

Future lease payments under operating leases as of December 31, 2024 were as follows:

As of December 31, 2024
RMB
FY2025	2,075
FY2026	1,860
FY2027	1,143
FY2028	714
FY2029	426
FY2030	293
Total future lease payment	6,511
less: imputed interest	(531)
Represent value of future lease payments(1)	5,980

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,843 (US$252) and RMB4,137 (US$567) for the fiscal year ended December 31, 2024, respectively.